Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value of Stock Options

The following table summarizes the assumptions used to estimate the fair value of the stock options granted for the years ended December 31, 2023 and 2022:

	2023	2022
Expected Volatility	35% – 45%	39% – 48%
Risk Free Interest Rate	2.87% – 4.72%	2.87% – 4.27%
Expected life of options	3.0 – 5.0	3.0 – 5.0

Schedule of Option Activity

The following table represents option activity for the nine months ended September 30, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	6,331	$1,426.52	3.80	$-
Exercisable – December 31, 2023	4,398	$1,426.52	4.27	$-
Granted	-	$-
Forfeited	896	$-
Expired	500	$-
Vested	4,172	$-
Outstanding – September 30, 2024	4,935	$1,502.75	3.62	$-
Exercisable – September 30, 2024	4,172	$1,502.75	3.92	$-

The following table represents option activity for the years ended December 31, 2023 and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2021	4,430	$2,000.00	6.23
Exercisable - December 31, 2021	3,807	$2,000.00	6.83	$-
Granted	208	$1,820.00
Forfeited	(176)	$2,300.00
Vested	4,122	-
Outstanding - December 31, 2022	4,462	$2,000.00	5.25
Exercisable - December 31, 2022	4,122	$2,000.00	5.28	$-
Granted	1,894	$28.88
Forfeited	(25)	$2,000.00
Vested	4,398	-
Outstanding - December 31, 2023	6,331	$1,426.52	3.80
Exercisable - December 31, 2023	4,398	$1,426.52	4.27	$-